Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Income Taxes [Line Items]
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate	$ 31,460
Accrued interest and penalties included in unrecognized tax benefits	6,593	3,919
Unrecognized tax benefits	31,460	17,032	16,715	15,268
Additional net interest and penalties recognized in income tax expense	5,665
Federal And State Tax Credits
Income Taxes [Line Items]
Tax credits	18,000
Indefinite Life | Federal And State Tax Credits
Income Taxes [Line Items]
Tax credits	11,000
Subject To Utilization Limitations
Income Taxes [Line Items]
Net operating loss carryforwards	67,000
Net operating loss carryforwards, expiration dates	Beginning in 2018 through 2022
Net operating loss carryforwards, limitation on utilization	6,700
Not Subject to Annual Limitation
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	Beginning in 2030 through 2031
Not Subject to Annual Limitation | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	128,000
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 0